Allowance for Loan Loss (Tables)	6 Months Ended
Jun. 30, 2012
Allowance for Loan Loss [Abstract]
Schedule of classes of loan portfolio
The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Corporation's internal risk rating system as of June 30, 2012:

(Dollars in Thousands)

	Pass	Special Mention	Substandard	Doubtful	Total

Commercial
Commercial, Industrial & Other	$34,894	$120	$127	$0	$35,141
Commercial real estate	49,634	9,948	3,919	0	63,501
Residential mortgages	47,585	401	141	0	48,127
Loans to Individuals	19,663	154	0	0	19,817

Total	$151,776	$10,623	$4,187	$0	$166,586

The following table presents the classes of the loan portfolio summarized by the aggregate pass rating and the classified ratings of special mention, substandard and doubtful within the Corporation's internal risk rating system as of December 31, 2011:

(Dollars in Thousands)

	Pass	Special Mention	Substandard	Doubtful	Total

Commercial
Commercial, Industrial & Other	$35,560	$126	$65	$0	$35,751
Commercial real estate	49,470	10,749	3,983	0	64,202
Residential mortgages	58,450	407	135	0	58,992
Loans to Individuals	20,283	158	0	0	20,441

Total	$163,763	$11,440	$4,183	$0	$179,386

Schedule of classes of loan portfolio past due
The performance and credit quality of the loan portfolio is also monitored by analyzing the age of the receivable as determined by the length of time a recorded payment is past due.  The following table presents the classes of the loan portfolio summarized by the past due status as of June 30, 2012:

(Dollars in Thousands)

	30-89 Days Past Due	>90 Days Past Due and Still Accruing	Non-Accrual	Total Past Due	Current	Total Loans

Commercial
Commercial, Industrial & Other	$0	$0	$0	$0	$35,141	$35,141
Commercial real estate	0	0	0	0	63,501	63,501
Residential mortgages	0	0	0	0	48,127	48,127
Loans to individuals	0	0	27	27	19,790	19,817

Total	$0	$0	$27	$27	$166,559	$166,586

The following table presents the classes of the loan portfolio summarized by the past due status as of December 31, 2011:
(Dollars in Thousands)

	30-89 Days Past Due	>90 Days Past Due and Still Accruing	Non-Accrual	Total Past Due	Current	Total Loans

Commercial
Commercial, Industrial & Other	$60	$0	$0	$60	$35,691	$35,751
Commercial real estate	258	0	0	258	63,944	64,202
Residential mortgages	0	0	76	76	58,916	58,992
Loans to individuals	7	0	27	34	20,407	20,441

Total	$325	$0	$103	$428	$178,958	$179,386

Schedule of impaired loans by loan portfolio class
The following table summarizes information in regards to impaired loans by loan portfolio class as of June 30, 2012.

 (Dollars in Thousands)
	Recorded Investment	Unpaid Principal Balance	Related Allowance

With no related allowance recorded:
Commercial
Commercial, Industrial & Other	$28	$28	$0
Commercial real estate	258	258	0
Residential mortgages	24	24	0
Loans to Individuals	0	0	0
Subtotal	310	310	0

With an allowance recorded:
Commercial
Commercial, Industrial & Other	0	0	0
Commercial real estate	0	0	0
Residential mortgages	0	0	0
Loans to Individuals	0	0	0
Subtotal	0	0	0
Total	$310	$310	$0

The following table summarizes information in regards to impaired loans by loan portfolio class as of December 31, 2011.

(Dollars in Thousands)

	Recorded Investment	Unpaid Principal Balance	Related Allowance

With no related allowance recorded:
Commercial
Commercial, Industrial & Other	$29	$29	$0
Commercial real estate	278	278	0
Residential mortgages	29	29	0
Loans to Individuals	0	0	0
Subtotal	336	336	0

With an allowance recorded:
Commercial
Commercial, Industrial & Other	0	0	0
Commercial real estate	0	0	0
Residential mortgages	0	0	0
Loans to Individuals	0	0	0
Subtotal	0	0	0
Total	$336	$336	$0

The following tables summarize the average balance and interest income of loans individually evaluated for impairment by loan portfolio class as of June 30, 2012 and June 30, 2011.

	Three-months ended June 30, 2012		Six-months ended June 30, 2012
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(Dollars in Thousands)
With no related allowance recorded:
Commercial
Commercial, Industrial & Other	$28	$0	$28	$1
Commercial real estate	262	4	268	8
Residential mortgages	25	0	26	1
Loans to Individuals	0	0	0	0
Subtotal	315	4	322	10

With an allowance recorded:
Commercial
Commercial, Industrial & Other	0	0	0	0
Commercial real estate	0	0	0	0
Residential mortgages	0	0	0	0
Loans to Individuals	0	0	0	0
Subtotal	0	0	0	0
Total	$315	$4	$322	$10

	Three-months ended June 30, 2011		Six-months ended June 30, 2011
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(Dollars in Thousands)
With no related allowance recorded:
Commercial
Commercial, Industrial & Other	$81	$1	$83	$3
Commercial real estate	1,052	18	1,057	37
Residential mortgages	35	0	37	1
Loans to Individuals	0	0	0	0
Subtotal	1,168	19	1,177	41

With an allowance recorded:
Commercial
Commercial, Industrial & Other	174	2	180	5
Commercial real estate	472	8	474	14
Residential mortgages	0	0	0	0
Loans to Individuals	0	0	0	0
Subtotal	646	10	654	19
Total	$1,814	$29	$1,831	$60

Schedule of allowance for loan losses on financing receivables
The following tables provide detail related to the allowance for loan losses:

Three-months ended June 30, 2012 (Dollars in Thousands)

	Commercial, Industrial & Other	Commercial Real Estate	Residential Mortgages	Loans to Individuals	Unallocated	Total

Allowance for credit losses:

Beginning Balance	$180	$1,329	$85	$30	$55	$1,679
Charge-offs	(19)	0	(14)	(6)	0	(39)
Recoveries	0	0	0	0	0	0
Provision	1	(14)	6	2	5	0
Ending Balance	$162	$1,315	$77	$26	$60	$1,640
Six-months ended June 30, 2012 (Dollars in Thousands)

	Commercial, Industrial & Other	Commercial Real Estate	Residential Mortgages	Loans to Individuals	Unallocated	Total

Allowance for credit losses:

Beginning Balance	$155	$1,360	$94	$25	$39	$1,673
Charge-offs	(19)	0	(14)	(6)	0	(39)
Recoveries	0	0	0	6	0	6
Provision	26	(45)	(3)	1	21	0
Ending Balance	$162	$1,315	$77	$26	$60	$1,640

Three-months ended June 30, 2011 (Dollars in Thousands)

	Commercial, Industrial & Other	Commercial Real Estate	Residential Mortgages	Loans to Individuals	Unallocated	Total

Allowance for credit losses:

Beginning Balance	$186	$1,161	$105	$29	$205	$1,686
Charge-offs	0	0	(3)	0	0	(3)
Recoveries	0	0	0	0	0	0
Provision	13	(22)	0	9	0	0
Ending Balance	$199	$1,139	$102	$38	$205	$1,683

Six-months ended June 30, 2011 (Dollars in Thousands)

	Commercial, Industrial & Other	Commercial Real Estate	Residential Mortgages	Loans to Individuals	Unallocated	Total

Allowance for credit losses:

Beginning Balance	$107	$1,378	$110	$31	$60	$1,686
Charge-offs	0	0	(3)	0	0	(3)
Recoveries	0	0	0	0	0	0
Provision	92	(239)	(5)	7	145	0
Ending Balance	$199	$1,139	$102	$38	$205	$1,683

Schedule of allowance for loan losses and recorded investment in financing receivables
The following table provides detail related to the allowance for loan losses and recorded investment in financing receivables as of June 30, 2012:
(Dollars in Thousands)

	Commercial, Industrial & Other	Commercial Real Estate	Residential Mortgages	Loans to Individuals	Unallocated	Total
Allowance for credit losses:
Ending balance: individually evaluated for impairment	$0	$0	$0	$0	$0	$0
Ending balance: collectively evaluated for impairment	$162	$1,315	$77	$26	$60	$1,640
Ending balance: loans acquired with deteriorated credit quality	$0	$0	$0	$0	$0	$0

Loans receivable:
Ending Balance	$35,141	$63,501	$48,127	$19.817	$0	$166,586
Ending balance: individually evaluated for impairment	$28	$258	$24	$0	$0	$310
Ending balance: collectively evaluated for impairment	$35,113	$63,243	$48,103	$19,817	$0	$166,276
Ending balance: loans acquired with deteriorated credit quality	$0	$0	$0	$0	$0	$0

The following table provides detail related to the allowance for loan losses and recorded investment in financing receivables as of December 31, 2011:
(Dollars in Thousands)

	Commercial, Industrial & Other	Commercial Real Estate	Residential Mortgages	Loans to Individuals	Unallocated	Total
Allowance for credit losses:
Ending balance: individually evaluated fo imapirment	$0	$0	$0	$0	$0	$0
Ending balance: collectively evaluated for impairment	$155	$1,360	$94	$25	$39	$1,673
Ending balance: loans acquired with deteriorated credit quality	$0	$0	$0	$0	$0	$0

Loans receivable:
Ending Balance	$35,751	$64,202	$58,992	$20,441	$0	$179,386
Ending balance: individually evaluated for impairment	$29	$278	$29	$0	$0	$336
Ending balance: collectively evaluated for impairment	$35,722	$63,924	$58,963	$20,441	$0	$179,050
Ending balance: loans acquired with deteriorated credit quality	$0	$0	$0	$0	$0	$0